REDEEMABLE NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2011
REDEEMABLE NONCONTROLLING INTEREST
REDEEMABLE NONCONTROLLING INTEREST

24. REDEEMABLE NONCONTROLLING INTEREST

        In September 2007 the Group acquired an 80% stake in International Cell Holding Ltd, the 100% indirect owner of K-Telecom, Armenia's mobile phone operator, and signed a call and put option agreement to acquire the remaining 20% stake. In December 2010 the Group signed an amendment to the put and call option agreement. According to the amended option agreement, the price for the remaining 20% stake option will be determined by an independent investment bank subject to a cap of EUR 200 million. The put option can be exercised during the period from the next business day following the date of settlement of all liabilities under the loan agreement (Note 16) up to December 31, 2016. The call option can be exercised during the period from July 1, 2010 up to December 31, 2016. If both the call notice and the put notice are served on the same day then the put notice shall be deemed exercised in priority to the call notice. The noncontrolling interest was measured at fair value using a discounted cash flow technique and amounted to $80.6 million and $86.9 million as of December 31, 2011 and 2010 respectively. The fair value was determined based on unobservable inputs ("Level 3" of the hierarchy established by the U.S. GAAP guidance).